Note 28 - Key Management Compensation - Disclosure of Information About Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Key management personnel compensation	$ 7,788	$ 8,471
Independent members of the board of directors [member]
Statement Line Items [Line Items]
Salaries, bonuses, fees and benefits	803	790
Share-based payments	402	439
Other members of key management [member]
Statement Line Items [Line Items]
Salaries, bonuses, fees and benefits	3,937	4,267
Share-based payments	$ 2,646	$ 2,975